OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Loss per share (Details)	12 Months Ended
Dec. 31, 2024 shares
Dividend Preference Share
Shares excluded from the calculation of diluted net loss per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	417,238,973
Number of outstanding warrants
Shares excluded from the calculation of diluted net loss per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,321,002